Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares available for grants	10,738,831
Compensation cost included in income from continuing operations for stock option and restricted stock plans	$ 16,201,000	$ 14,173,000	$ 11,987,000
Total income tax benefits recognized in income statements	6,200,000	5,400,000	4,600,000
Stock options granted	1,248,685	1,005,224	0
Weighted average fair value of stock option at grant date	$ 3.80	$ 5.21
Parent Company [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Compensation cost included in income from continuing operations for stock option and restricted stock plans	16,201,000	12,996,000	6,797,000
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Shares available for grants	10,524,719
Shares granted to non-employee director, prior to 2007	8,930
Restriction lapsing rate for grants of restricted stock, awarded prior to 2007, to non-employee directors	10.00%
Total grant date fair value of shares vested	12,100,000	5,100,000	7,100,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Unrecognized compensation cost of nonvested restricted stock plans and stock options	3,000,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 8 months
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	4 years
Stock options to vest each year	25.00%
Restrcited Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Value of annual equity awards to non-employee directors	45,000
Nonvested Restricted Stock Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Unrecognized compensation cost of nonvested restricted stock plans and stock options	19,700,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 1 month
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	10,000
Maximum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	10 years
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	4 years
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 25
Minimum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	7 years
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	3 years
Performance Condition Grants [Member] | 2009 Grants [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units vested in 2012	50.00%
Amount of restricted stock or units to vest in 2013	50.00%
Performance Condition Grants [Member] | 2010 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Percent Of Performance Condition Achieved	50.00%
Performance Condition Grants [Member] | 2011 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Duration of performance evaluation	3 years
Performance Condition Grants [Member] | 2012 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Duration of performance evaluation	3 years
Service Condition Grants [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2013	33.00%
Amount of restricted stock or units to vest in 2014	33.00%
Amount of restricted stock or units to vest in 2015	33.00%
Service Condition Grants [Member] | 2010 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2013	50.00%
Amount of restricted stock or units to vest in 2014	50.00%
Service Condition Grants [Member] | 2011 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2014	50.00%
Amount of restricted stock or units to vest in 2015	50.00%
Service Condition Grants [Member] | 2012 Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2015	50.00%
Amount of restricted stock or units to vest in 2016	50.00%
Service Condition Grants [Member] | Management Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Percentage Of Grant Paid	40.00%
Service Condition Grants [Member] | Commission Deferral Grants [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in first quarter 2015	100.00%
Service Condition Grants [Member] | Retention Restricted Shares Or Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Amount of restricted stock or units to vest in 2014	50.00%
Amount of restricted stock or units to vest in 2015	50.00%
Amount of restricted stock or units to vest in sescond quarter 2014	100.00%
Compensation Deferral [Member] | Stock Options Included In Deferral Program Granted Prior To January 2, 2004 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	20 years
Compensation Deferral [Member] | Stock Options Included In Deferral Program Granted After January 2, 2004 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Options granted expiration	10 years
Market Condition Grants [Member] | Special Perfomance Stock Unit Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Specified performance condition	1
Market Condition Grants [Member] | Minimum [Member] | Special Perfomance Stock Unit Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period 1	5 years